Discontinued Operations (Tables)	12 Months Ended
Dec. 31, 2024
Discontinued Operations
Schedule of reconciliation of discontinued operations

	Year Ended December 31,
(in thousands)	2024	2023
Net revenue	$240,571	$256,026
Costs and expenses:
Cost of goods sold	108,826	158,554
Research and development	1,503	13,326
Selling, general and administrative	42,256	71,557
Total costs and expenses	152,585	243,437
Income from operations	87,986	12,589
Interest expense	(16,424)	(29,463)
Other income (expense), net	(4,250)	744
Gain (loss) on Sale Transactions, net	176,589	—
Net income (loss) from discontinued operations before income taxes	243,901	(16,130)
Income tax provision	—	—
Net income (loss) from discontinued operations, net of tax	$243,901	$(16,130)

	Year Ended December 31,
(in thousands)	2024	2023
UDENYCA	$205,951	$127,064
CIMERLI	27,079	125,388
YUSIMRY	7,541	3,574
Total net revenue from discontinued operations	$240,571	$256,026

	At December 31,
(in thousands)	2024	2023
Assets of Discontinued Operations
Inventory	$65,887	$60,511
Prepaid manufacturing	4,983	12,627
Other prepaids and current assets	1,310	3,961
Total assets of discontinued operations, current	72,180	77,099
Property and equipment, net	261	—
Inventory, non-current	43,776	67,033
Intangible assets, net	—	4,065
Other assets, non-current	206	605
Total assets of discontinued operations, non-current	44,243	71,703
Total assets of discontinued operations	$116,423	$148,802
Liabilities of discontinued operations
Accrued and other current liabilities, current	$—	$11,480
Total liabilities of discontinued operations, current	—	11,480
Other liabilities - non-current	—	9,000
Total liabilities of discontinued operations, non-current	—	9,000
Total liabilities of discontinued operations	$—	$20,480

	At December 31,
(in thousands)	2024	2023
Assets
Trade receivables, net	$102,365	$259,881
Liabilities
Accrued rebates, fees and reserves, current	$163,771	$169,589
Other liabilities, non-current	$—	$1,287
Liabilities to be paid in connection with the Sale Transactions
Accrued and other current liabilities	$14,816	$728
Other liabilities, non-current	$15,667	$—
Term loan, non-current (Note 9)	$—	$172,537
Convertible notes (Note 9)	$228,229	$226,888